Information About Geographic Areas - Revenues and Long-Lived Assets by Geographical Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Geographic Area Information [Line Items]
Revenues	$ 7,618,317	$ 7,283,767	$ 7,274,344
Long-Lived Assets	1,399,542	1,337,251
United States [Member]
Geographic Area Information [Line Items]
Revenues	6,860,648	6,540,646	6,578,897
Long-Lived Assets	1,222,171	1,150,736
Canada [Member]
Geographic Area Information [Line Items]
Revenues	355,797	374,659	389,119
Long-Lived Assets	155,897	167,314
Latin America and Caribbean [Member]
Geographic Area Information [Line Items]
Revenues	401,872	368,462	$ 306,328
Long-Lived Assets	$ 21,474	$ 19,201